UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     placeCityWashington, StateD.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     December  31,  2008

Check here if Amendment:     ___     ; Amendment Number:     _____
This Amendment (Check only one.)     ___ is a restatement.
                                     ___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Eastbourne Capital Management, L.L.C.
Address:     Street1101 Fifth Avenue, Suite 370
             San Rafael, CA 94901

Form 13F File Number:     28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Sippel, Esq.
Title:    Chief Operating Officer
Phone:    415-448-1200

Signature, Place and Date of Signing:

  Eric M. Sippel          San Rafael, CA          February 12,2009

Report Type (Check only one.):

 X 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          7

Form 13F Information Table Value Total:          434,958


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER                    TITLE OF    CUSIP    VALUE     SHARES    SH/  INV.  OTHER  VOTING AUTH
                                   CLASS               X1000               PRN  DISC   MGR      SOLE
Amylin Pharmaceuticals, Inc.      COMM      032346108  186620  17,200,000  SH   SOLE          17,200,000
SPDR Gold Trust                   COMM      78463V107   37636     435,000  SH   SOLE             435,000
MGIC Investment Corp.             COMM      552848103   43512  12,503,600  SH   SOLE          12,503,600
Old Republic International Corp.  COMM      680223104   89400   7,500,000  SH   SOLE           7,500,000
Pain Therapeutics, Inc.           COMM      69562K100   65569  11,075,874  SH   SOLE          11,075,874
Sandisk Corp.                     COMM      80004C101    7462     777,270  SH   SOLE             777,270
Telik, Inc.                       COMM      87959M109    4758  12,522,075  SH   SOLE          12,522,075
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11/08 EDGAR FILING Form 13F